Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2024	Dec. 31, 2023	[1]	Jan. 01, 2023 [1]
Non-current assets
Property and equipment	$ 100,000	$ 1		$ 1
Right-of-use assets	349,905	95,198		481,923
Intangible assets	4,627,072	4,627,072		4,208,930
Other non-current financial assets	103,345	95,070		209,991
Investment in an associate	1,931,335	2,872,623
Total non-current assets	7,111,657	7,689,964		4,900,845
Current assets
Inventories				12,587
Trade receivables				7,053
Other receivables	351,331	88,916		817,195
Prepayments	190,524	337,293		766,691
Derivative financial instruments		293,630		292,051
Cash and cash equivalents	998,624	733,701	[2]	16,641
Total current assets	1,540,479	1,453,540		1,912,218
Total assets	8,652,136	9,143,504		6,813,063
Equity
Share capital	9,324	2,956		267,773
Share premium	(1,522,747)	23,889,332		216,923,016
Other reserves	11,109,165	5,129,585		84,113
Accumulated deficit	(3,030,636)	(21,346,630)		(226,262,915)
Total shareholders’ equity/(deficit) attributable to owners of the Company	6,565,106	7,675,243		(8,988,013)
Non-current liabilities
Non-current lease liabilities	238,691			371,451
Employee benefit liability	684,075	411,917		363,427
Deferred income				1,007,675
Deferred tax liabilities				136,061
Total non-current liabilities	922,766	411,917		1,878,614
Current liabilities
Loan				6,345,041
Current lease liabilities	122,362	118,430		127,398
Trade and other payables	552,049	523,367		5,312,293
Accrued expenses	489,853	414,547		2,137,730
Total current liabilities	1,164,264	1,056,344		13,922,462
Total liabilities	2,087,030	1,468,261		15,801,076
Total equity and liabilities	$ 8,652,136	$ 9,143,504		$ 6,813,063

[1]	Amounts have been represented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).
[2]	Amounts have been represented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).